As filed with the Securities and Exchange Commission on October 3, 2013

No. 333-183155

No. 811-22732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 2	CheckBox ☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	CheckBox ☐
(Check appropriate box or boxes)

ETF Series Trust

(Exact Name of Registrant as Specified in Charter)

c/o Sage Quant Management LLC 500 West Putnam Ave., Suite 400 Greenwich, CT 06830 (Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (203) 769-5023

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to: Jane A. Kanter, Esquire Dechert LLP 1900 K Street, NW Washington, DC 20006
Approximate date of proposed public offering:	As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

X	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Sage Quant Low Volatility and Dividend Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 3rdday of October, 2013.

ETF Series Trust

By:	/s/ Luigi Vacca
Name:	Luigi Vacca
Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 3, 2013.

Signature	Title

/s/ Luigi Vacca
Luigi Vacca	Trustee, President and Chief Executive Officer

/s/ Brinton W. Frith
Brinton W. Frith	Chief Financial Officer

/s/ Brian Mandel*
Brian Mandel	Trustee

/s/ Xiwen Fan*
Xiwen Fan	Trustee

/s/ Armand Principato*
Armand Principato	Trustee

*By:	/s/ Jane A. Kanter
Jane A. Kanter
Attorney-in-Fact

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase